Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 140,867	$ 138,647
Finite lived intangible assets:
Accumulated amortization	(55,329)	(49,384)
Finite lived intangible assets, net	29,062	33,357
Intangible assets, net	169,929	172,004
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 81,527	79,911
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,714	$ 1,680